Fees and Commissions Income (Tables)	6 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income	Details of fees and commissions income for the six months ended September 30, 2020 and 2021 are as follows:

	2020	2021
	(in millions)
Fees and commissions on deposits	¥26,221	¥25,847
Fees and commissions on remittances and transfers	82,125	83,029
Fees and commissions on foreign trading business	29,195	33,903
Fees and commissions on credit card business	96,131	99,738
Fees and commissions on security-related services	121,629	132,161
Fees and commissions on administration and management services for investment funds	106,186	145,660
Trust fees	61,003	66,120
Guarantee fees(1)	22,802	22,431
Insurance commissions	19,444	20,763
Fees and commissions on real estate business	13,917	20,392
Other fees and commissions(2)	121,119	148,021
Total	¥699,772	¥798,065

Notes:	(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.